UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21915
                                                     ---------

                    Oppenheimer Baring SMA International Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS--76.4%
CONSUMER STAPLES--7.8%
HOUSEHOLD PRODUCTS--7.8%
Reckitt Benckiser Group plc                                   6,631   $  335,907
UNI-CHARM Corp.                                               4,700      350,047
                                                                      ----------
                                                                         685,954
ENERGY--14.5%
ENERGY EQUIPMENT & SERVICES--11.1%
Aker Solutions ASA                                           14,750      337,853
Fugro NV-CVA                                                  4,477      346,527
WorleyParsons Ltd.                                            9,400      296,315
                                                                      ----------
                                                                         980,695
OIL, GAS & CONSUMABLE FUELS--3.4%
Niko Resources Ltd.                                           4,180      303,520
FINANCIALS--26.4%
CAPITAL MARKETS--3.5%
Julius Baer Holding AG                                        5,001      304,612
COMMERCIAL BANKS--6.0%
Standard Chartered plc                                       10,466      284,453
Sumitomo Mitsui Financial Group, Inc.                            40      243,371
                                                                      ----------
                                                                         527,824
DIVERSIFIED FINANCIAL SERVICES--3.0%
Singapore Exchange Ltd.                                      60,000      266,023
INSURANCE--7.3%
Admiral Group plc                                            19,742      349,612
QBE Insurance Group Ltd.                                     14,567      298,535
                                                                      ----------
                                                                         648,147
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.6%
Capitaland Ltd.                                              94,000      287,621
Emaar Properties PJSC                                       116,568      299,271
                                                                      ----------
                                                                         586,892
HEALTH CARE--3.4%
LIFE SCIENCES TOOLS & SERVICES--3.4%
Lonza Group AG                                                2,143      303,210
INDUSTRIALS--11.1%
COMMERCIAL SERVICES & SUPPLIES--3.4%
De La Rue plc                                                18,677      299,770
ROAD & RAIL--7.7%
National Express Group plc                                   18,046      340,870
Tokyu Corp.                                                  66,000      337,288
                                                                      ----------
                                                                         678,158
INFORMATION TECHNOLOGY--3.5%
COMPUTERS & PERIPHERALS--3.5%
Toshiba Corp.                                                55,000      308,030
MATERIALS--6.6%
CHEMICALS--3.5%
Incitec Pivot Ltd.                                            2,296      311,197
METALS & MINING--3.1%
Peter Hambro Mining plc                                      16,055      271,295


                  1 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                            SHARES       VALUE
                                                          ---------   ----------
TELECOMMUNICATION SERVICES--3.1%
WIRELESS TELECOMMUNICATION SERVICES--3.1%
Mobistar SA                                                   3,744   $  276,708
                                                                      ----------
Total Common Stocks (Cost $7,592,938)                                  6,752,035
INVESTMENT COMPANY--3.0%
iShares MSCI EAFE Index Fund (Cost $294,352)                  4,172      265,213
TOTAL INVESTMENTS, AT VALUE (COST $7,887,290)                  79.4%   7,017,248
OTHER ASSETS NET OF LIABILITIES                                20.6    1,824,964
                                                          ---------   ----------
NET ASSETS                                                    100.0%  $8,842,212
                                                          =========   ==========

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                                                   OTHER
                                                INVESTMENTS      FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES   INSTRUMENTS*
---------------------                          -------------   ------------
Level 1--Quoted Prices                           $3,058,778         $--
Level 2--Other Significant Observable Inputs      3,958,470          --
Level 3--Significant Unobservable Inputs                 --          --
                                                 ----------         ---
   TOTAL                                         $7,017,248         $--
                                                 ==========         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS       VALUE     PERCENT
-------------------    ----------   -------
United Kingdom         $1,881,907     26.8%
Japan                   1,238,736     17.7
Australia                 906,047     12.9
Switzerland               607,822      8.7
Singapore                 553,644      7.9
The Netherlands           346,527      4.9
Norway                    337,853      4.8


                  2 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

Canada                    303,520      4.3
United Arab Emirates      299,271      4.3
Belgium                   276,708      3.9
United States             265,213      3.8
                       ----------    -----
Total                  $7,017,248    100.0%
                       ==========    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any


                  3 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $7,887,290
                                 ==========
Gross unrealized appreciation    $   62,687
Gross unrealized depreciation      (932,729)
                                 ----------
Net unrealized depreciation      $ (870,042)
                                 ==========


                  4 | OPPENHEIMER BARING SMA INTERNATIONAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring SMA International Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008